Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2024	$ 127,192		$ 9,020	$ 21,013	$ 11	$ (61)	$ 88,608	$ 8,498	$ 127,089	$ 103	$ (897)	$ 7,128	$ 2,267
Changes in equity
Issues of share capital and other equity instruments	1,422		1,396	36			(10)		1,422
Common shares purchased for cancellation	(826)	$ (74)		(74)			(752)		(826)
Sales of treasury shares and other equity instruments	4,138				1,231	2,907			4,138
Purchases of treasury shares and other equity instruments	(4,296)				(1,295)	(3,001)			(4,296)
Share-based compensation awards	19	36					19		19
Dividends on common shares	(4,179)						(4,179)		(4,179)
Dividends on preferred shares and distributions on other equity instruments	(256)						(230)		(230)	(26)
Other	(33)						(33)		(33)
Net income	9,521						9,515		9,515	6
Total other comprehensive income (loss), net of taxes	(172)						50	(222)	(172)		(123)	(333)	234
Balance at end of period at Apr. 30, 2025	132,530		10,416	20,975	(53)	(155)	92,988	8,276	132,447	83	(1,020)	6,795	2,501
Balance at beginning of period at Jan. 31, 2025	133,263		10,416	21,006	(12)	(83)	90,754	11,086	133,167	96	(776)	9,086	2,776
Changes in equity
Issues of share capital and other equity instruments	14			14					14
Common shares purchased for cancellation	(488)	(45)		(45)			(443)		(488)
Sales of treasury shares and other equity instruments	2,034				721	1,313			2,034
Purchases of treasury shares and other equity instruments	(2,147)				(762)	(1,385)			(2,147)
Share-based compensation awards	6	14					6		6
Dividends on common shares	(2,087)						(2,087)		(2,087)
Dividends on preferred shares and distributions on other equity instruments	(124)						(112)		(112)	(12)
Other	(22)						(22)		(22)
Net income	4,390						4,386		4,386	4
Total other comprehensive income (loss), net of taxes	(2,309)						506	(2,810)	(2,304)	(5)	(244)	(2,291)	(275)
Balance at end of period at Apr. 30, 2025	132,530		10,416	20,975	(53)	(155)	92,988	8,276	132,447	83	(1,020)	6,795	2,501
Balance at beginning of period at Oct. 31, 2025	139,151		11,643	20,863	32	(110)	96,938	9,726	139,092	59	(265)	7,613	2,378
Changes in equity
Issues of share capital and other equity instruments	1,426		1,361	70			(5)		1,426
Common shares purchased for cancellation	(2,633)	(173)		(173)			(2,460)		(2,633)
Redemption of preferred shares and other equity instruments	(1,850)		(1,850)						(1,850)
Sales of treasury shares and other equity instruments	6,027				2,080	3,947			6,027
Purchases of treasury shares and other equity instruments	(6,086)				(2,128)	(3,958)			(6,086)
Share-based compensation awards	(69)	70					(69)		(69)
Dividends on common shares	(4,571)						(4,571)		(4,571)
Dividends on preferred shares and distributions on other equity instruments	(280)						(276)		(276)	(4)
Other	(42)						(42)		(42)
Net income	11,294						11,291		11,291	3
Total other comprehensive income (loss), net of taxes	(1,594)						437	(2,029)	(1,592)	(2)	60	(1,425)	(664)
Balance at end of period at Apr. 30, 2026	140,773		11,154	20,760	(16)	(121)	101,243	7,697	140,717	56	(205)	6,188	1,714
Balance at beginning of period at Jan. 31, 2026	139,858		11,154	20,844	(23)	(8)	99,265	8,569	139,801	57	44	6,353	2,172
Changes in equity
Issues of share capital and other equity instruments	31			26			5		31
Common shares purchased for cancellation	(1,673)	(110)		(110)			(1,563)		(1,673)
Sales of treasury shares and other equity instruments	3,211				1,268	1,943			3,211
Purchases of treasury shares and other equity instruments	(3,317)				(1,261)	(2,056)			(3,317)
Share-based compensation awards	3	$ 26					3		3
Dividends on common shares	(2,279)						(2,279)		(2,279)
Dividends on preferred shares and distributions on other equity instruments	(138)						(135)		(135)	(3)
Other	(10)						(10)		(10)
Net income	5,509						5,507		5,507	2
Total other comprehensive income (loss), net of taxes	(422)						450	(872)	(422)		(249)	(165)	(458)
Balance at end of period at Apr. 30, 2026	$ 140,773		$ 11,154	$ 20,760	$ (16)	$ (121)	$ 101,243	$ 7,697	$ 140,717	$ 56	$ (205)	$ 6,188	$ 1,714